Other Information - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014 Customer	Mar. 31, 2013 Customer	Dec. 31, 2013
Schedule Of Other Information [Line Items]
Cash balances	$ 11,900,000		$ 16,200,000
Income tax benefit	3,215,000	2,190,000
Effective tax rate	20.40%	30.10%
Pre-tax income (loss)	(15,757,000)	(7,247,000)
Number of customers	2	1
Shares authorized	1,002		1,002
Shares issued	1,002		1,002
Shares outstanding	1,002		1,002
Sales [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales	10.00%	10.00%
AutoZone [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales	28.20%	29.10%
Receivable balances	127,900,000		129,100,000
General Motors Company [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales	14.00%
Receivable balances	$ 24,700,000		$ 17,600,000